December 20, 2007


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


             Re: Claymore Securities Defined Portfolios, Series 455

                               File No. 333-147470

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Ladies and Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on December 19, 2007.


                                                       CLAYMORE SECURITIES, INC.


                                                        BY: /S/ NICHOLAS DALMASO
                                                      --------------------------
                                                    Senior Managing Director and
                                                    Chief Administrative Officer